Notes Payable - Principal Balances on Notes Payable (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt		$ 146,288	$ 147,922
Notes Payable [Member]
Less unamortized loan issuance costs		(613)	(974)	[1]
Long-Term Debt	[1]		146,948
Notes Payable and Paycheck Protection Program Loan [Member]
Long-Term Debt		145,675
MVP Clarksburg Lot [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		476	476	[1]
Long-Term Debt, Gross		$ 379	$ 379	[1]
Debt Instrument, Term	[1]		1 year
Debt Instrument, Interest Rate, Stated Percentage		7.50%	7.50%	[1]
Loan Maturity		Aug. 25, 2023	Aug. 25, 2023
MVP Milwaukee Old World [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 771	$ 771	[1]
Long-Term Debt, Gross		$ 1,871	$ 1,871	[1]
Debt Instrument, Term	[1]		1 year
Debt Instrument, Interest Rate, Stated Percentage		7.50%	7.50%	[1]
Loan Maturity		Aug. 25, 2023	Aug. 25, 2023
MVP Milwaukee Clybourn [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 191	$ 191	[1]
Long-Term Debt, Gross		$ 191	$ 191	[1]
Debt Instrument, Term	[1]		1 year
Debt Instrument, Interest Rate, Stated Percentage		7.50%	7.50%	[1]
Loan Maturity		Aug. 25, 2023	Aug. 25, 2023
MVP Cincinnati Race Street LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 2,550	$ 2,550	[1]
Long-Term Debt, Gross		$ 3,450	$ 3,450	[1]
Debt Instrument, Term	[1]		1 year
Debt Instrument, Interest Rate, Stated Percentage		7.50%	7.50%	[1]
Loan Maturity		Aug. 25, 2023	Aug. 25, 2023
Minneapolis Venture [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 2,000	$ 2,000	[1]
Long-Term Debt, Gross		$ 4,000	$ 4,000	[1]
Debt Instrument, Term	[1]		1 year
Debt Instrument, Interest Rate, Stated Percentage		7.50%	7.50%	[1]
Loan Maturity		Aug. 25, 2023	Aug. 25, 2023
MVP Memphis Poplar [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[2]	$ 1,800	$ 1,800	[1]
Long-Term Debt, Gross	[2]	$ 1,800	$ 1,800	[1]
Debt Instrument, Term	[1],[2]		5 years
Debt Instrument, Interest Rate, Stated Percentage	[2]	5.38%	5.38%	[1]
Loan Maturity	[2]	Mar. 06, 2024	Mar. 06, 2024	[1]
MVP St Louis [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[2]	$ 3,700	$ 3,700	[1]
Long-Term Debt, Gross	[2]	$ 3,700	$ 3,700	[1]
Debt Instrument, Term	[1],[2]		5 years
Debt Instrument, Interest Rate, Stated Percentage	[2]	5.38%	5.38%	[1]
Loan Maturity	[2]	Mar. 06, 2024	Mar. 06, 2024	[1]
Mabley Place Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 9,000	$ 9,000	[1]
Long-Term Debt, Gross		$ 7,532	$ 7,635	[1]
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage		4.25%	4.25%	[1]
Debt Instrument, Periodic Payment		$ 44	$ 44	[1]
Loan Maturity		Dec. 06, 2024	Dec. 06, 2024
The 322 Streeter Holdco LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 25,900	$ 25,900	[1]
Long-Term Debt, Gross		$ 25,015	$ 25,352	[1]
Debt Instrument, Term	[1]		5 years
Debt Instrument, Interest Rate, Stated Percentage		3.50%	3.50%	[1]
Debt Instrument, Periodic Payment		$ 130	$ 130	[1]
Loan Maturity		Mar. 01, 2025	Mar. 01, 2025
MVP Houston Saks Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 3,650
Long-Term Debt, Gross		$ 2,907
Debt Instrument, Interest Rate, Stated Percentage		4.25%
Debt Instrument, Periodic Payment		$ 20
Loan Maturity		Aug. 06, 2025
Minneapolis City Parking LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 5,250
Long-Term Debt, Gross		$ 4,302
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Periodic Payment		$ 29
Loan Maturity		May 01, 2026
MVP Bridgeport Fairfield Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 4,400
Long-Term Debt, Gross		$ 3,598
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Debt Instrument, Periodic Payment		$ 23
Loan Maturity		Aug. 01, 2026
West 9th Properties II LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 5,300	$ 5,300	[1]
Long-Term Debt, Gross		$ 4,421	$ 4,497	[1]
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage		4.50%	4.50%	[1]
Debt Instrument, Periodic Payment		$ 30	$ 30	[1]
Loan Maturity		Nov. 01, 2026	Nov. 01, 2026
MVP Fort Worth Taylor LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 13,150
Long-Term Debt, Gross		$ 11,000
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Periodic Payment		$ 73
Loan Maturity		Dec. 01, 2026
MVP Detroit Center Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 31,500
Long-Term Debt, Gross		$ 27,160
Debt Instrument, Interest Rate, Stated Percentage		5.52%
Debt Instrument, Periodic Payment		$ 194
Loan Maturity		Feb. 01, 2027
MVP St Louis Washington LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 1,380	$ 1,380	[1]
Long-Term Debt, Gross	[3]	$ 1,258	$ 1,274	[1]
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%	4.90%	[1]
Debt Instrument, Periodic Payment	[3]	$ 8	$ 24	[1]
Loan Maturity	[3]	May 01, 2027	May 01, 2027	[1]
St Paul Holiday Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 4,132
Long-Term Debt, Gross	[3]	$ 3,764
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%
Debt Instrument, Periodic Payment	[3]	$ 24
Loan Maturity	[3]	May 01, 2027
Cleveland Lincoln Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 3,999
Long-Term Debt, Gross	[3]	$ 3,643
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%
Debt Instrument, Periodic Payment	[3]	$ 23
Loan Maturity	[3]	May 01, 2027
MVP Denver Sherman LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 286
Long-Term Debt, Gross	[3]	$ 260
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%
Debt Instrument, Periodic Payment	[3]	$ 2
Loan Maturity	[3]	May 01, 2027
MVP Milwaukee Arena Lot LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 2,142	$ 2,142	[1]
Long-Term Debt, Gross	[3]	$ 1,951	$ 1,977	[1]
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%	4.90%	[1]
Debt Instrument, Periodic Payment	[3]	$ 12	$ 12	[1]
Loan Maturity	[3]	May 01, 2027	May 01, 2027	[1]
MVP Denver 1935 Sherman LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[3]	$ 762
Long-Term Debt, Gross	[3]	$ 694
Debt Instrument, Interest Rate, Stated Percentage	[3]	4.90%
Debt Instrument, Periodic Payment	[3]	$ 4
Loan Maturity	[3]	May 01, 2027
MVP Louisville Broadway Station LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 1,682	$ 1,682	[1]
Long-Term Debt, Gross	[5]	$ 1,682	$ 1,682	[1]
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%	5.03%	[1]
Loan Maturity	[5]	May 06, 2027	May 06, 2027	[1]
MVP Whitefront Garage LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 6,454	$ 6,454	[1]
Long-Term Debt, Gross	[5]	$ 6,454	$ 6,454	[1]
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%	5.03%	[1]
Loan Maturity	[5]	May 06, 2027	May 06, 2027	[1]
MVP Houston Preston Lot LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 1,627	$ 1,627	[1]
Long-Term Debt, Gross	[5]	$ 1,627	$ 1,627	[1]
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%	5.03%	[1]
Loan Maturity	[5]	May 06, 2027	May 06, 2027	[1]
MVP Houston San Jacinto Lot LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 1,820	$ 1,820	[1]
Long-Term Debt, Gross	[5]	$ 1,820	$ 1,820	[1]
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%	5.03%	[1]
Loan Maturity	[5]	May 06, 2027	May 06, 2027	[1]
St Louis Broadway LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 1,671
Long-Term Debt, Gross	[5]	$ 1,671
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%
Loan Maturity	[5]	May 06, 2027
St Louis Seventh Cerre LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 2,057
Long-Term Debt, Gross	[5]	$ 2,057
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%
Loan Maturity	[5]	May 06, 2027
MVP Indianapolis Meridian Lot LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[5]	$ 938
Long-Term Debt, Gross	[5]	$ 938
Debt Instrument, Interest Rate, Stated Percentage	[5]	5.03%
Loan Maturity	[5]	May 06, 2027
St Louis Cardinal Lot DST LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 6,000	$ 6,000	[1]
Long-Term Debt, Gross		$ 6,000	$ 6,000	[1]
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage		5.25%	5.25%	[1]
Loan Maturity		May 31, 2027	May 31, 2027
MVP Preferred Parking LLC [Member] | Notes Payable [Member]
Debt Instrument, Face Amount		$ 11,330
Long-Term Debt, Gross		$ 11,143
Debt Instrument, Interest Rate, Stated Percentage		5.02%
Debt Instrument, Periodic Payment		$ 66
Loan Maturity		Aug. 01, 2027
M V P Houston Saks Garage [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 3,650
Long-Term Debt, Gross	[1]		$ 2,963
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		4.25%
Debt Instrument, Periodic Payment	[1]		$ 20
Loan Maturity			Aug. 06, 2025
Minneapolis City Parking [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 5,250
Long-Term Debt, Gross	[1]		$ 4,379
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		4.50%
Debt Instrument, Periodic Payment	[1]		$ 29
Loan Maturity			May 01, 2026
M V P Bridgeport Fairfield Garage [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 4,400
Long-Term Debt, Gross	[1]		$ 3,664
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		4.00%
Debt Instrument, Periodic Payment	[1]		$ 23
Loan Maturity			Aug. 01, 2026
M V P Fort Worth Taylor [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 13,150
Long-Term Debt, Gross	[1]		$ 11,189
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		4.50%
Debt Instrument, Periodic Payment	[1]		$ 73
Loan Maturity			Dec. 01, 2026
M V P Detroit Center Garage [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 31,500
Long-Term Debt, Gross	[1]		$ 27,625
Debt Instrument, Term	[1]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		5.52%
Debt Instrument, Periodic Payment	[1]		$ 194
Loan Maturity			Feb. 01, 2027
M V P Denver Sherman [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[3]		$ 286
Long-Term Debt, Gross	[1],[3]		$ 264
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[3]		4.90%
Debt Instrument, Periodic Payment	[1],[3]		$ 2
Loan Maturity	[1],[3]		May 01, 2027
M V P Denver1935 Sherman [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[3]		$ 762
Long-Term Debt, Gross	[1],[3]		$ 703
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[3]		4.90%
Debt Instrument, Periodic Payment	[1],[3]		$ 4
Loan Maturity	[1],[3]		May 01, 2027
St Paul Holiday Garage [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[3]		$ 4,132
Long-Term Debt, Gross	[1],[3]		$ 3,814
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[3]		4.90%
Debt Instrument, Periodic Payment	[1],[3]		$ 8
Loan Maturity	[1],[3]		May 01, 2027
Cleveland Lincoln Garage [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[3]		$ 3,999
Long-Term Debt, Gross	[1],[3]		$ 3,691
Debt Instrument, Term	[1],[3],[4]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[3]		4.90%
Debt Instrument, Periodic Payment	[1],[3]		$ 23
Loan Maturity	[1],[3]		May 01, 2027
M V P Indianapolis Meridian Lot [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[5]		$ 938
Long-Term Debt, Gross	[1],[5]		$ 938
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[5]		5.03%
Loan Maturity	[1],[5]		May 06, 2027
St Louis Broadway [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[5]		$ 1,671
Long-Term Debt, Gross	[1],[5]		$ 1,671
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[5]		5.03%
Loan Maturity	[1],[5]		May 06, 2027
St Louis Seventh Cerre [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1],[5]		$ 2,057
Long-Term Debt, Gross	[1],[5]		$ 2,057
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1],[5]		5.03%
Loan Maturity	[1],[5]		May 06, 2027
M V P Preferred Parking [Member] | Notes Payable [Member]
Debt Instrument, Face Amount	[1]		$ 11,330
Long-Term Debt, Gross	[1]		$ 11,257
Debt Instrument, Term	[1],[5],[6]		10 years
Debt Instrument, Interest Rate, Stated Percentage	[1]		5.02%
Debt Instrument, Periodic Payment	[1]		$ 66
Loan Maturity			Aug. 01, 2027

[1]	The table above excludes mortgage debt related to the MVP Wildwood NJ Lot, LLC. This property was classified as held for sale as of December 31, 2022. As such, the $1.0 million outstanding principal and related unamortized loan issuance costs are reported as liabilities held for sale on the Consolidated Balance Sheets.
[2]	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.
[3]	The Company issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.
[4]	2 Year Interest Only
[5]	The Company issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
[6]	10 Year Interest Only